Operating Segment Information - Summary of Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 128,149	$ 80,611
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	43,953	27,731
Other Countries
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 84,196	$ 52,880